Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other receivables
Schedule of Prepayments and other receivables

Amounts in US$ '000	2022	2021
V.A.T.	1,826	1,711
Income tax payments in advance	3,156	3,227
Other prepaid taxes	37	996
To be recovered from co-venturers (Note 34)	8,750	4,680
Prepayments and other receivables	8,458	12,184
	22,227	22,798
Classified as follows:
Current	22,106	22,650
Non-current	121	148
	22,227	22,798

Schedule of Movements on the Group Provision for Impairment

Amounts in US$ '000	2022	2021
At January 1	7	144
Additions	10	—
Foreign exchange loss	(3)	(13)
Uses	—	(124)
	14	7